Related-Party Transactions (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Convertible preferred stock, shares outstanding (in shares)	0	0	0
Series E convertible preferred stock
Related Party Transaction [Line Items]
Convertible preferred stock, shares outstanding (in shares)	0	2,300	2,300
Member of the Board of Directors | Consulting services
Related Party Transaction [Line Items]
Related party sales, general and administrative expense	$ 80	$ 102	$ 54
Customer owning Series E preferred stock
Related Party Transaction [Line Items]
Revenue recognized related to customer		1,300	1,400
Balance of accounts receivable		$ 1	$ 0
Customer owning Series E preferred stock | Series E convertible preferred stock
Related Party Transaction [Line Items]
Convertible preferred stock, shares outstanding (in shares)		1,100	1,200